Leases - Schedule of Future Lease Payments (Details) $ in Millions	Feb. 24, 2018 USD ($)
Operating Leases
2018	$ 798.6
2019	793.5
2020	705.5
2021	624.2
2022	543.5
Thereafter	3,505.6
Total future minimum obligations	6,970.9
Capital Leases
2018	184.6
2019	171.1
2020	152.9
2021	136.1
2022	124.2
Thereafter	630.5
Total future minimum obligations	1,399.4
Less interest	(534.8)
Present value of net future minimum lease obligations	864.6
Less current portion	(102.1)
Long-term obligations	$ 762.5